Revenues (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$) ha
Revenues (Details) [Line Items]
Gross revenue from the sale of farm | R$	R$ 3,796
Cerrado biome [Member]
Revenues (Details) [Line Items]
Area of land | ha	133